Derivative Instruments (Details)	Sep. 30, 2020 USD ($) contract item	Dec. 31, 2019 USD ($) contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Estimated Fair Value	$ 7,664,006	$ 575,294
Number of treaties with reinsurance companies | item	4
Number of treaties with third-party reinsurance companies | item	3
Number of treaties with related party reinsurance companies | item	1
Derivatives not designated as hedge | Equity options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	$ 166,197,790	$ 9,698,863
Number of Contracts | contract	177	24
Estimated Fair Value	$ 7,664,006	$ 575,294
Derivatives not designated as hedge | Equity-indexed embedded derivative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	$ 204,289,800	$ 10,720,324
Number of Contracts | contract	1,418	108
Estimated Fair Value	$ 6,359,657	$ 576,634